Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
The following is a summary of accrued expenses and other current liabilities as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Advertising and promotional expenses	28,909	33,808
Professional service fees	406	7,719
Payable for property, equipment and leasehold improvement, net	182	1,526
Accrued sales rebates for advertising business	569	3,286
Others	3,663	4,708

Total	33,729	51,047